Financial Instruments and Risk Management - Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Sterling Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Impact on equity, before tax	£ 672	£ 628	£ 554
US Dollar Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Impact on equity, before tax	(350)	(267)	(348)
Euro Interest Rates [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Impact on equity, before tax	(399)	(401)	(229)
Sterling Strengthening [Member]
Disclosure Of Foreign Currency Exchange Exposure [Line Items]
Impact on equity, before tax	£ (219)	£ (236)	£ (269)